DELAWARE SMID CAP GROWTH FUND
Delaware Smid Cap Growth Fund
DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated January 28, 2012

On August 23, 2012, the Board of Trustees of Delaware Group Equity Funds IV voted to approve changes relating to the way the Fund defines small and mid cap size companies. These changes will be effective immediately.

The following replaces the information in the first paragraph of the section entitled, “Fund Summary – Delaware Smid Cap Growth Fund - What are the Fund's principal investment strategies?”:

The Fund invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. Growth Index.  The two indices listed above are for purposes of determining range and not for targeting portfolio management.   As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 30, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2012
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
DELAWARE SMID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Smid Cap Growth Fund
Supplement [Text Block]	dgprx_SupplementTextBlock
DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated January 28, 2012

On August 23, 2012, the Board of Trustees of Delaware Group Equity Funds IV voted to approve changes relating to the way the Fund defines small and mid cap size companies. These changes will be effective immediately.

The following replaces the information in the first paragraph of the section entitled, “Fund Summary – Delaware Smid Cap Growth Fund - What are the Fund's principal investment strategies?”:

The Fund invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. Growth Index.  The two indices listed above are for purposes of determining range and not for targeting portfolio management.   As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 30, 2012.